S000010309 [Member] Expense Example - AB Small Cap Growth Portfolio	Oct. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 534
Expense Example, with Redemption, 3 Years	766
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	1,730
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290	[1]
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	2,002
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 966

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.